Equity Method Investments	12 Months Ended
Dec. 31, 2020
Equity Method Investments.
Equity Method Investments

8. Equity Method Investments

Until July 2019, 36Kr Global Holding, a 100% owned investment holding company by the Group in Hong Kong, owned a 75% equity interest in KRASIA PLUS PTE. LTD. (“KrAsia”), a subsidiary of the Group in Singapore by then.

In July 2019, 36Kr Global Holding acquired 67.5% equity interests in 36Kr Japan Co., Ltd. (“36Kr Japan”) with the consideration of JPY 30 million, equivalent to approximately RMB 2 million. 36Kr Japan was 36Kr’s platform in Japan to conduct similar businesses.

Upon the completion of the aforementioned transactions, 36Kr Global Holding became the Group’s investment holding company owning the overseas businesses of the Group.

In late September 2019, the Group entered into an investment agreement (the "Investment Agreement") with one of the Series D preferred shares investors of the Company, Lotus Walk Inc. (“Lotus”, 100% owned by Bytedance Ltd.). Pursuant to the Investment Agreement, the Group transferred 51% of the equity interest in 36Kr Global Holding to Lotus in exchange for the resources and technologies provided by Lotus to 36Kr Global Holding for the development of its overseas business, the Group agreed to invest US$ 6 million in cash as well. The fair value of the resources and technologies that Lotus provided to 36Kr Global Holding on the disposal date was approximately US$ 6.27 million determined by the Company with the assistance from an independent valuation firm. As a result, 36Kr Global Holding ceased to be a subsidiary of the Group and the remaining 49% equity interest in 36Kr Global Holding was accounted for as an investment using equity method, and the Group began recording its share of the operating results to the consolidated statements of comprehensive income/(loss) on a one quarter in arrears basis. The Group recognized a gain of approximately RMB 11.5 million arising from the deconsolidation of 36Kr Global Holding.

The share of loss from the equity method investment in 36Kr Global Holding recorded in the consolidated statements of comprehensive income/(loss) were nil and RMB23.5 million for the years ended December 31, 2019 and 2020, respectively.